UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                 FORM N-CSR


                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES




Investment Company Act file number:     811-10103

Exact name of registrant
  as specified in charger:              Satuit Capital Management Trust

Address of principal
  executive offices:                    2807 Gaston Gate
                                        Mt. Pleasant, SC 29466

Name and address
  of agent for service:                 Thomas R. Westle
                                        Blank Rome LLP
                                        The Chrysler Building
                                        405 Lexington Avenue
                                        New York, New York 10174

Registrant's telephone number,
      including area code:              (843) 883-0550

Date of fiscal year end:                October 31st

Date of reporting period:               October 31st


Item #1.  Reports to Stockholders.

                        ANNUAL LETTER TO SHAREHOLDER'S
                   FOR THE PERIOD ENDING OCTOBER 31 2005

Dear Shareholder,

      I began the semi-annual 2005 letter with the following; "There is an old saying in the investment business: keep your winners and sell your losers." It may sound simple but it is difficult to put into practice. We have all experienced the nagging thought to wait for the "rebound". Unfortunately, waiting for a rebound prevents us from recognizing opportunities while we focus on the losing stocks.

      As I wrote the semi-annual letter I addressed two issues 1) cash levels and 2) performance. With regards to cash levels my comments began with "fighting the tape" which I was doing. That realization occurred on April 14/th/ 2005. The fund, as always, was invested in a diverse portfolio of equities (80 names) and a reasonable cash position of 10%. Further, the portfolio was well diversified. The result has been low volatility and above average returns for shareholders. On April 14/th/, 2005 the fund holdings had the same characteristics, reasonable valuation and above earnings per share projected growth rates. The fund holdings had solid revenues growth, margin expansion, balance sheets and cash flows. And yet as I reviewed the holdings and the performance of the fund (down -10.26% for the calendar 2005 year) it became clear, that during the past 6 months, the market had not rewarded companies that the fund was apt to invest in. Of the 80 names in the portfolio, 20 were down an average of 13% from original purchase. On April 15/th/, 2005 I sold those 20 names. This represented approximately 20% cash plus the 10% cash plus additional invests into the fund placed our cash position at 35% on April 30/th/, 2005. But the story does not end here.

      With this cash to invest and feeling extremely frustrated with the performance, one can imagine the questions and self-doubt that comes with failure. I was concerned that the Philosophy and Process would not work. So, as the founder of the firm and the portfolio manager of the Fund I took a step back and reviewed very closely what worked in the past and why. My conclusion; the Fund has a disciplined investment Philosophy and investment Process that over the long term has provided superior investment returns to the shareholder. It wasn't as though I had ignored the Philosophy and Process during the first six months of our fiscal year (November 2004 through April 2005). Quite the contrary; the Philosophy was alive and well, buying earnings per share growth at a reasonable price will outperform over the long term. And the Process was intact, bottom up, fundamentally driven investment analysis attempting to identify the drivers of revenue growth, margin expansion, balance sheet strength and cash flow. The portfolio was diversified; no single sector was more then 25% of the assets of the portfolio, the top ten holdings represented less than 17% of total assets.

      So as I began to re-deploy the cash, I focused on what worked. As a review, the investment Philosophy of the fund is that companies that have above average earnings per share growth rate and that trade at a reasonable multiple to that growth rate will over the long run outperform the broad market. I begin the investment Process by identifying companies with $500 million of market cap or less. I then identify those with higher returns on assets, capital and equity. I also focus on those companies that have positive and growing earnings per share. Once those companies are identified, the fundamental analysis begins. I focus on four key fundamental factors: revenue growth, margin expansion, balance sheet strength and cash flow. Investing in companies with those fundamental characteristics brought us solid returns for less risk. I will continue to focus on those companies. And what has been the result of maintaining a focus on the investment Philosophy and Process? For the six-month period ending October 31/st/, 2005 the fund returned +20.36%. The Russell 2000 Index and the Russell Micro Cap Index returned +12.25% and +12.82% respectively. Did I do anything different? No. The point is that the investment Philosophy and investment Process work.

                                    [CHART]

                                                                                        Annualized Return
             Most Recent                        1 Year Annualized   3 Year Annualized    Since Inception
              Quarter Q3   Year to Date as of     Return as of        Return as of       (12/12/2000) as
                2005          10/31/2005           10/31/2005          10/31/2005        of 10/31/2005
             -----------   ------------------   -----------------   -----------------   -----------------
SATMX          13.68%            5.83%               17.77%             28.32%               20.29%
Russell
Micro
Cap Index       6.06%           -1.78%               12.07%             25.23%               12.96%
Russell
2000 Index      4.69%            0.17%               12.08%             21.45%                7.34%


      As we begin our sixth year, I would like to address what I think will be (as always) the hot topic, the relative performance of small cap versus large cap. The most frequently asked questions I get are 1) "Is the small cap cycle over"? And 2) "why an allocation to a Micro Cap strategy?" I answer both of these questions by outlining the following 3 themes: diversification, relative valuation, and economic cycle.

      With respect to diversification, the financial press, Wall Street strategists and financial advisors have, at the beginning of the last six years, predicted the end of the small cap out performance cycle (relative to large cap). One of these days they may be correct! My response: it's not about the "trade" from small to large or vice versa. It's about the allocation. Over the long term, a properly allocated portfolio that is well diversified across large, mid, small, and micro cap strategies, bonds, international, and cash, should outperform a non-diversified portfolio.

      With respect to relative valuation, the universe of $500 million of market cap and less companies can reach over 3000. The investment Philosophy and investment Process favor companies that, in general, have an attractive relative valuation with the potential for above average earnings growth rates. Thus, the portfolio is, well diversified, with an attractive relative valuation and holds companies that have above average earnings per share growth.

      Finally, with respect to the economic cycle, much has been written about the out performance of smaller, U.S domestic companies as the economy moves out of a recessionary phase and into an expansion. With respect to out performance, an investor needs only to review the last five years of relative performance of small cap versus large cap to conclude that the U.S domestic economy has been expanding. The question I have is "to what degree has the economy been expanding? Looking at the data, I find it difficult to argue that we have had a hockey stick recovery and are now poised for a dramatic slowdown in domestic economic activity. Quite the contrary, I suggest that investors need to consider an expanding economy that has been growing at a sustainable and digestible rate. The current rate of growth occurring in the economy provides an environment where capital, commodity and labor markets have enough forward visibility to adjust their clearing prices such that we avoid prolonged economic downturns. Further, structural changes that have occurred over the 10 years in each market aids to dampening the effects of what otherwise might be considered "shocks".

      Let me end with a few highlights. First, a picture tells a thousand words and the chart above displays the annualized returns of the fund versus its two most relevant bench marks: the Russell Micro Cap Index and the Russell 2000 Index. The Russell Micro Cap Index is new, created and maintained by Russell Companies. The formation of the index is extremely important as it validates that smaller companies (less than $550 million of market cap) should be considered an equity class in the same way as small cap, mid cap and large cap. I have said from the inception of Satuit Capital Management, LLC and the fund that micro cap companies are an important asset category and an important part of any diversified equity strategy. The creation of the Russell Micro Cap Index confirms that point.

      Second, as of our fiscal year end October 31/st/, 2005 the fund has $20,207,796.14 (not that I'm counting!) in net assets. I am very excited about reaching the $20 million mark especially in the way it has been done, solid performance in partnership with a shareholder base that recognizes the importance of long-term investing and the importance of the allocation to a micro cap strategy in a diversified portfolio. With that in mind, I would like to thank the investment professionals around the country who have recommend the fund to their clients and all the "do it yourselfers".

      Finally, I would like to remind investors on December 12, 2005 the fund celebrates its five-year anniversary! As you might expect I am very excited about the milestone for many different reasons. However, for me the most important reason is that I have been able to put together a very compelling long-term track record with a relatively low risk profile. My goal has always been to provide long-term investors with solid returns for as little risk as possible. I believe I have achieved that goal. It does not stop here. For me, this is now the beginning of the march towards the ten-year track record. My goal over the next five years is to provide to our long-term investors the same return and risk characteristics that you have come to know.

Sincerely,

Robert J. Sullivan
Portfolio Manager, SATMX

                                    [CHART]

             SATUIT CAPITAL    FUNDS&P    RUSELL 2000
               MICRO CAP      500 INDEX     INDEX
             --------------   ---------   -----------
12/12/2000       9,425         10,000        10,000
10/31/2001      11,706          7,729         8,962
10/31/2002      10,999          6,460         7,729
10/31/2003      17,615          7,663        11,056
10/31/2004      19,502          8,243        12,219
10/31/2005      22,977          8,803        13,534


                                    [CHART]

             SATUIT CAPITAL     S & P       RUSELL
             MICRO CAP FUND   500 INDEX   2000 INDEX
             --------------   ---------   ----------
 4/21/2004       10,000        10,000       10,000
10/31/2004        9,952         8,243       12,219
10/31/2005       11,616        10,738       11,087

                                     Class A Shares                Class C Shares
                              ----------------------------  ----------------------------
                                            Average Annual                Average Annual
                              Total Return   Total Return   Total Return   Total Return
                                One Year    Since Inception   One Year    Since Inception
                              10/31/2004 to   12-12-00 to   10/31/2004 to   04-21-04 to
                               10/31/2005      10-31-05      10/31/2005      10-31-05
                              ------------- --------------- ------------- ---------------
Fund:                             11.08%         18.57%         16.26%         10.27%
Fund, excluding sales charge:     17.81%         20.01%           N/A            N/A
S&P 500:                           6.82%          2.57%          6.78%          4.76%
Russell 2000:                     10.79%          6.38%         10.73%          6.97%

The S & P 500 Index is a market-value weighted index that tracks 500 companies in leading industries such as transportation, utilities, financial services, cyclicals & consumer products.

The Russsell 2000 Index is a market capitalization index that measures the performance of 2000 small-cap stocks in various industries.

(The comparative indices are not adjusted to reflect expenses that the SEC requires to be reflected in the Fund's performance.)

                         SATUIT CAPITAL MICRO CAP FUND
                                 Fund Expenses

A. Fund Expenses Example

      As a shareholder of the Fund, you incur two types of costs:
(1) transaction costs, including sales charges (loads) on certain purchases or contingent deferred sales charges on certain redemptions and (2) ongoing costs, including management fees, distribution (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, May 1, 2005 and held for the six months ended October 31, 2005.

Actual Expenses Example

      The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000= 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

      The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses many not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

      Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) on certain purchases and contingent deferred sales charges on certain redemptions. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------------------------------
CLASS A                   Beginning Account Value     Ending Account Value        Expenses Paid
                          May 1, 2005                 October 31, 2005            During Period*
                                                                                  May 1, 2005 through
                                                                                  October 31, 25005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                     $1,000                   $1,204.32                     $10.83
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical               $1,000                   $1,015.25                     $ 9.91
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

-------------------------------------------------------------------------------------------------------
        CLASS C              Beginning Account Value     Ending Account Value    Expenses Paid
                             May 1, 2005                 October 31, 2005        During Period*
                                                                                 May 1, 2005 through
                                                                                 October 31, 2005
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Actual                    $1,000                  $1,200.12                    $14.97
-------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------
Hypothetical              $1,000                  $1,011.50                    $13.69
(5% return before
  expenses)
-------------------------------------------------------------------------------------------------------

* Expenses are equal to the Fund's annualized expense ratio of 1.95% for Class A and 2.70% for Class C, multiplied by the average account value for the period, multiplied by 184 days in the most recent fiscal half year divided by 365 days in the current year.

B. Portfolio Holdings, by Sector, as Percentage of Net Assets

                                    [CHART]

Capital Goods           1.32%
Consumer                3.85%
Electronic/Equipment    4.61%
Energy                  8.59%
Entertainment           0.97%
Financial              14.43%
Healthcare             12.37%
Human Resources         1.53%
Internet                3.37%
Manufacturing          11.47%
Repurchase agreement    7.93%
Retail                  0.85%
Software                0.98%
Tech                   13.94%
Telecommunications      9.05%
Transportation          4.26%
Other assets,
net of liabilities      0.48%

                         SATUIT CAPITAL MICRO CAP FUND
                       SCHEDULE OF PORTFOLIO INVESTMENTS
                               October 31, 2005

         Number                                               Market
         of Shares Security Description                       Value
         --------- --------------------                     ----------

                   COMMON STOCKS:                    91.59%

                   CAPITAL GOODS:                     1.32%
          25,000   ORBIT INTERNATIONAL CORP.*               $  266,000
                                                            ----------

                   CONSUMER:                          3.85%
          27,600   COMFORT SYSTEMS USA                         234,600
          26,700   MAC-GRAY CORP.*                             320,667
           9,200   PROVIDE-COMMERCE INC.*                      223,836
                                                            ----------
                                                               779,103
                                                            ----------

                   ELECTRONIC/EQUIPMENT:              4.61%
          26,500   ADVANCED POWER TECHNOLOGY INC.*             251,750
          29,000   CALIFORNIA MICRO DEVICES*                   263,030
          44,000   CATALYST SEMICONDUCTOR INC.*                212,520
          10,500   NETLOGIC MICROOSYSTEMS INC.* +              205,380
                                                            ----------
                                                               932,680
                                                            ----------

                   ENERGY:                            8.59%
           5,000   ATLAS AMERICA INC.*                         233,000
           9,950   CORE LABS*                                  320,490
          10,000   DAWSON GEOPHYSICAL CO.*                     270,300
           5,600   DRIL-QUIP INC.*                             229,040
           8,300   GULF ISLAND FABRICATION INC.+               222,108
          11,000   PERINI CORP.*                               224,180
          13,900   PIONEER DRILLING CO.*                       238,107
                                                            ----------
                                                             1,737,225
                                                            ----------

                   ENTERTAINMENT:                     0.97%
          22,300   RADICA GAMES LTD                            196,463
                                                            ----------

                   FINANCIAL:                        14.43%
           8,900   ASTA FUNDS, INC.                            241,457
          21,000   CARDINAL FINANCIAL CORP.                    212,310
          18,700   CNA SURETY CORP*                            262,548
          11,900   COLUMBIA BANCORP/OREGON                     249,900
           5,800   FPIC INSURANCE GROUP INC.*                  218,370
           9,200   MARLIN BUSINESS SERVICES, INC.* +           216,200
          41,500   MEADOWBROOK INSURANCE GROUP*                227,835
          11,735   PREMIER WEST BANCORP* +                     166,168

          Number                                             Market
          of Shares Security Description                     Value
          --------- --------------------                   ----------
            6,100   SANDY SPRING BANCORP INC.              $  215,025
            6,000   SCBT FINANCIAL CORP                       192,300
            7,600   VINEYARD NATIONAL BANCORP CO.             222,528
           17,066   WASHINGTON BANKING CO.+                   297,972
           12,000   WILSHIRE BANCORP INC.                     195,960
                                                           ----------
                                                            2,918,573
                                                           ----------

                    HEALTHCARE:                     12.37%
           20,000   ALNYLAM PHARMACEUTICAL INC.*              192,200
           37,400   BIOSPHERE MEDICAL INC.*                   187,000
           11,500   DEZA BIOMEDICAL CORP*                     196,075
           11,100   MEDICAL ACTION INDUSTRIES INC.*           208,569
            8,600   NATIONAL MEDICAL HEALTH CARD*             228,330
            9,700   NATURES SUNSHINE PRODUCTS INC.+           187,695
           25,000   PHASE FORWARD INC.*                       273,000
            8,800   RADIATION THERAPY SERVICES*               264,352
           17,900   RES-CARE INC.*                            288,906
            9,100   VENTIV HEALTH INC.*                       229,684
           10,600   VITAL IMAGES INC.*                        246,450
                                                           ----------
                                                            2,502,261
                                                           ----------

                    HUMAN RESOURCES:                 1.53%
            3,300   BARRETT BUSINESS SERVICES INC.*            88,110
            8,000   CDI CORP+                                 220,560
                                                           ----------
                                                              308,670
                                                           ----------

                    INTERNET:                        3.37%
           15,500   ECOLLEGE, COM INC.*                       246,605
           11,100   RADWARE, LTD.*                            204,351
           32,300   SYNPLICITY, INC.*                         231,268
                                                           ----------
                                                              682,224
                                                           ----------

                    MANUFACTURING:                  11.47%
           42,200   BODISEN BIOTECH INC.* +                   286,960
            8,500   COHU, INC.                                196,860
            6,000   DIODES, INC.*                             217,560
            8,000   DREW INDUSTRIES, INC.* +                  230,800
           11,000   FARGO ELECTRONICS*                        207,240
            5,300   LUFKIN INDUSTRIES INC.                    246,450
            3,100   MIDDLEBY CORP*                            224,750
           12,300   MITY ENTERPRISES INC.*                    224,475
            8,400   RAVEN INDUSTRIES INC.                     264,096
           10,000   SUN HYDRAULICS CORP.                      221,600
                                                           ----------
                                                            2,320,791
                                                           ----------

      Number                                                     Market
      of Shares Security Description                             Value
      --------- --------------------                           -----------

                RETAIL:                                  0.85%
       19,075   SPORT CHALET INC. CLASS A*                     $   143,063
        2,725   SPORT CHALET INC. CLASS B*                          28,394
                                                               -----------
                                                                   171,457
                                                               -----------

                SOFTWARE:                                0.98%
       78,000   CHORDIANT SOFTWARE INC.*                           197,340
                                                               -----------

                TECH:                                   13.94%
       20,000   AUDIO CODES LTD.*                                  225,400
       44,500   24/7 MEDIA, INC.*                                  284,355
       15,600   BOTTOMLINE TECHNOLOGIES INC.*                      197,340
       12,000   BRIGHTPOINT, INC.*                                 259,080
       14,700   INPHONIC INC.*                                     212,562
       45,000   NUANCE COMMUNICATION INC.*                         231,300
        9,700   PORTALPLAYER INC.*                                 195,843
       24,500   RADYNE CORP.*                                      286,160
        9,000   RIMAGE CORP*                                       260,820
       40,500   SILICON STORAGE TECHNOLOGY*                        204,525
        9,500   STANDARD MICROSYSTEM CORP.*                        268,565
       11,200   UNIVERSAL ELECTRONIC INC.*                         194,096
                                                               -----------
                                                                 2,820,046
                                                               -----------

                TELECOMMUNICATIONS:                      9.05%
       26,000   EFJ INC.*                                          258,440
        9,700   ESSEX CORP*                                        174,309
       17,200   ICT GROUP, INC.*                                   244,584
        5,400   PREFORMED LINE PRODUCTS CO.                        237,006
       43,800   SMITH MICRO SOFTWARE INC.*                         315,360
       10,100   SUPERIOR ESSEX INC.*                               171,397
       68,300   TUT SYSTEMS INC.*                                  207,632
       11,300   WITNESS SYSTEMS INC.*                              221,480
                                                               -----------
                                                                 1,830,208
                                                               -----------

                TRANSPORTATION:                          4.26%
       10,000   A.S.V. INC.*                                       233,400
       10,700   CELADON GROUP INC.*                                247,812
       15,480   PROVIDENCE & WORCESTER RAILROAD
                CO.                                                201,240
       17,600   SPARTAN MOTORS INC.                                179,520
                                                               -----------
                                                                   861,972
                                                               -----------
                Total common stocks: (cost $15,221,518)         18,525,013
                                                               -----------

                                                                  Market
     Par Value Security Description                               Value
     --------- --------------------                             -----------
               SHORT TERM INVESTMENTS:
     $341,239  Repurchase Agreement
               (Bear Stearns Repurchase agreement
               2.0312% due 11/1/05, dated 10/31/05,
               collateralized by United States Treasury
               Bond, 7.125%, due 2/15/23, (valued at
               $352,479; cost $341,239))                  1.69% $   341,239
                                                                -----------

               TOTAL INVESTMENTS:
               (Cost: $15,562,757)                       93.28% $18,866,252
               Other assets, net of liabilities           6.72%   1,359,634
                                                        ------  -----------

               NET ASSETS                               100.00% $20,225,886
                                                        ======  ===========

*  Non-income producing
+ A portion of the shares held are on loan at October 31, 2005 as part of the Fund's security lending program.
   Total Market Value of loaned securiites at October 31, 2005 was $341,239. (see Note 4)

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF ASSETS AND LIABILITIES

October 31, 2005
--------------------------------------------------------------------------------

ASSETS
 Investments at value (identified cost of $15,562,757 ) (Note 1)                              $18,866,252
 Cash and cash equivalents (Note 4)                                                             1,603,352
 Interest receivable                                                                                2,115
 Dividends receivable                                                                                 522
 Receivable for capital stock sold                                                                 73,485
 Prepaid expenses                                                                                  24,504
 Due from advisor                                                                                  29,878
                                                                                              -----------
     TOTAL ASSETS                                                                              20,600,108
                                                                                              -----------

LIABILITIES
 Payable for collateral on loaned securities (Note 4)                                             341,239
 Payable for capital stock redeemed                                                                 5,896
 Payable for securities purchased                                                                  20,672
 Accrued 12b-1 fees and shareholder servicing fee                                                   4,586
 Other Accrued Expenses                                                                             1,829
                                                                                              -----------
     TOTAL LIABILITIES                                                                            374,222
                                                                                              -----------

NET ASSETS                                                                                    $20,225,886
                                                                                              ===========
Net Assets Consist of:
 Paid in capital applicable to 863,999 shares of $.01 par value shares of beneficial interest
   outstanding; 1,000,000 shares authorized                                                   $14,918,258
 Accumulated net realized gain on investments                                                   2,004,133
 Net unrealized appreciation of investments                                                     3,303,495
                                                                                              -----------

NET ASSETS                                                                                    $20,225,886
                                                                                              ===========

NET ASSET VALUE PER SHARE

Class A Shares
  ($19,664,334 / 839,830 shares outstanding) (Note 5)                                         $     23.41
                                                                                              ===========

MAXIMUM OFFERING PRICE PER SHARE ($23.41 x 100 / 94.25)                                       $     24.84
                                                                                              ===========

Class C Shares
 ($561,552 / 24,169 shares outstanding) (Note 5)                                              $     23.23
                                                                                              ===========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF OPERATIONS

      Year ended October 31, 2005
      ------------------------------------------------------------------
      INVESTMENT INCOME
       Dividend                                               $   62,693
       Interest                                                   40,819
       Income from securities loaned--net                         13,893
                                                              ----------
         Total investment income                                 117,405
                                                              ----------
      EXPENSES
       Investment advisory fees (Note 2)                         229,634
       Rule 12b-1 and distribution fees
         Class A                                                  44,934
         Class C                                                   3,833
       Accounting fees                                            10,000
       Administrative services                                    20,000
       Custody fees                                               16,136
       Registration fees                                          20,373
       Transfer agent fees                                        30,000
       Professional fees                                          54,742
       Shareholder services                                       46,032
       Miscellaneous                                              45,004
       Chief Compliance Officer                                    3,166
       Trustee fees                                                2,600
                                                              ----------
         Total expenses                                          526,454
       Advisor and administrator fee waivers (Note 2)           (166,300)
                                                              ----------
       Net expenses                                              360,154
                                                              ----------
       Net investment loss                                      (242,749)
                                                              ----------
      REALIZED AND UNREALIZED GAIN
       Net realized gain on investments                        2,023,671
       Net increase in unrealized appreciation on investments  1,009,559
                                                              ----------
       Net realized and unrealized gain                        3,033,230
                                                              ----------
      INCREASE IN NET ASSETS FROM OPERATIONS                  $2,790,481
                                                              ==========

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
STATEMENT OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                           Year ended       Year ended
                                                        October 31, 2005 October 31, 2004
                                                        ---------------- ----------------
INCREASE (DECREASE) IN NET ASSETS
Operations
 Net investment loss                                      $  (242,749)     $  (277,798)
 Net realized gain on investments                           2,023,671        1,202,960
 Net increase in unrealized appreciation on investments     1,009,559          377,146
                                                          -----------      -----------
 Increase in net assets from operations                     2,790,481        1,302,308
                                                          -----------      -----------

DISTRIBUTIONS TO SHAREHOLDERS
 Net realized gain
   A Class                                                   (692,523)        (143,132)
   C Class                                                     (6,388)              --
                                                          -----------      -----------
Decrease in net assets from distributions                    (698,911)        (143,132)
                                                          -----------      -----------
Capital share transactions (Note 7)
 Shares sold
   A Class                                                  5,985,012        8,474,213
   C Class                                                    458,202           91,310
 Distributions reinvested
   A Class                                                    673,976          141,122
   C Class                                                      6,333               --
 Shares redeemed
   A Class                                                 (5,626,299)      (1,811,896)
   C Class                                                    (44,668)              --
                                                          -----------      -----------
Increase in net assets from capital share transactions      1,452,556        6,894,749
                                                          -----------      -----------
NET ASSETS
 Increase during period                                     3,544,126        8,053,925
 Beginning of year                                         16,681,760        8,627,835
                                                          -----------      -----------
END OF YEAR                                               $20,225,886      $16,681,760
                                                          ===========      ===========


The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
FINANCIAL HIGHLIGHTS

SELECTED PER SHARE DATA THROUGHOUT EACH PERIOD
---------------------------------------------------------------------------------------------------------

                                                 Class A Shares                           Class C Shares
                             -------------------------------------------------      ---------------------
                                     Year ended October 31,          Period ended   Year ended  Period ended
                             -------------------------------------   October 31,    October 31, October 31,
                               2005      2004      2003      2002       2001*          2005        2004**
                             -------   -------   -------   -------   ------------   ----------- ------------
Net Asset Value
Beginning of period          $ 20.63   $ 18.69   $ 11.67   $ 12.42     $ 10.00        $ 20.64     $ 20.74
                             -------   -------   -------   -------     -------        -------     -------
Investment activities
 Net investment loss           (0.28)    (0.34)    (0.34)    (0.28)      (0.22)         (0.33)      (0.21)
 Net realized gain (loss) on
   investments                  3.90   $  2.57   $  7.36     (0.47)       2.64           3.75        0.11
                             -------   -------   -------   -------     -------        -------     -------
   Total from investment
     activities                 3.62      2.23      7.02     (0.75)       2.42           3.42       (0.10)
                             -------   -------   -------   -------     -------        -------     -------
Distributions
 Net realized gain             (0.84)    (0.29)       --        --          --          (0.83)         --
                             -------   -------   -------   -------     -------        -------     -------
Net Asset Value
End of period                $ 23.41   $ 20.63   $ 18.69   $ 11.67     $ 12.42        $ 23.23     $ 20.64
                             =======   =======   =======   =======     =======        =======     =======
Ratios/Supplemental Data
Total Return                   17.81%    10.69%    60.15%    (6.04%)     24.20%         16.26%      (0.48%)
Ratio to average net assets
 Expenses                       2.85%     3.10%     4.04%     4.99%      36.16%***       3.60%       4.06%***
 Expenses, net of
   reimbursements and fee
   waivers (Note 2)             1.95%     2.54%     2.80%     2.80%       1.65%***       2.70%       2.99%***
 Net investment loss,
   excluding
   reimbursements and fee
   waivers                     (2.21%)   (2.93%)   (3.61%)   (4.36%)    (35.66%)***     (2.96%)     (4.60%)***
 Net investment loss           (1.31%)   (2.36%)   (2.37%)   (2.17%)     (1.14%)***     (2.06%)     (3.53%)***
Portfolio turnover rate       183.57%   147.71%   122.31%   157.83%     100.09%        183.57%     147.71%
Net assets, end of period
  (000's)                    $19,664   $16,588   $ 8,628   $ 4,461     $   456        $   562     $    93

* Commencement of operation of Class A shares was December 12, 2000. ** Commencement of operation of Class C shares was April 21, 2004. ***Annualized

The accompanying notes are an integral part of these financial statements.

SATUIT CAPITAL MICRO CAP FUND
NOTES TO THE FINANCIAL STATEMENTS

October 31, 2005
--------------------------------------------------------------------------------

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

      The Satuit Capital Micro Cap Fund (the "Fund") is a series of Satuit Capital Management Trust ("SCMT"), which is registered under The Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was established in December, 2000 as a series of SCMT. The Fund currently offers two Classes of shares (Class A and Class C). The objective of the Fund is to seek to achieve long-term capital appreciation.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America.

      A. Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Fund's Board of Trustees. Temporary investments in U.S. dollar denominated short-term investments are valued at amortized cost, which approximates market. Other assets for which market prices are not readily available are valued at their fair value as determined in good faith under procedures set by the Board of Trustees.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of Sub Chapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on a specific identification basis. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Distribution to Shareholders. Distributions from investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for wash sales.

      E. Accounting Estimates. In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

      F. Security Loans. The Fund receives compensation in the form of fees, or it retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. The loans are secured by collateral at least equal, at all times, to the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of the securities loaned that may occur during the term of the loan will be for the account of the Fund.

      G. Class Net Asset Values and Expenses. All income, expenses not attributable to a particular class, and realized and unrealized gains, are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class. Each class bears different distribution expenses. Ratios are calculated by adjusting the expense and net investment income ratios for the Fund for the entire period for the effect of expenses applicable to each class.

      H. Reclassifications. Accounting Principles generally accepted in the United States of America require that certain components of the net assets be reclassified between financial and tax reporting. These reclassifications have no effect on the net assets or the net asset value per share. For the year ended October 31, 2005 permanent differences in book and tax accounting have been reclassified to paid in capital, by increasing $268,237, decreasing undistributed net investment loss by $242,749 and decreasing accumulated net realized gain/ (loss) by $510,986.

NOTE 2 - INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER

      Pursuant to an Investment Advisory Agreement, the Advisor, Satuit Capital Management, LLC provides investment services for an annual fee of 1.25% of the average daily net assets of the Fund. Per an expense limitation agreement, the Advisor has agreed to waive its fees and reimburse fund expenses in order to limit the operating expenses for Class A shares to 1.95% of average Class A net assets and for Class C shares to 2.70% of average Class C net through October 31, 2007. For the year ended October 31, 2005, the Advisor earned fees of $229,634, of which $136,422 were waived. As of October 31, 2005, $29,878 was due from the advisor, and paid in December 2005.

      The Fund's Administrator, Transfer Agent and Pricing Agent (collectively the "Service Providers") voluntarily agreed to waive minimum fees to assist the Advisor in maintaining the expense limitation. For the year ended October 31, 2005, the Service Providers earned fees of $60,000, of which $29,878 in minimum fees were voluntarily waived.

      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or the Advisor may pay the distributor for certain activities and expenses which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or the Advisor. The Fund or the Advisor may incur such distribution expenses at the rate of .25% per annum on the Fund's A Class average daily net assets, and at the rate of .75% on the Fund's C Class average daily net assets. For the year ended October 31, 2005, there were $44,934 of 12b-1 fees incurred by Class A shares.

      The Fund has also adopted a shareholder servicing plan for Class C shares that provides that the Fund will compensate the Distributor with a servicing fee at the rate up to .25% per annum of the average daily net assets of the Fund for the distributor's role of paying various shareholder servicing agents for performing shareholder servicing functions and maintaining shareholder accounts. For the year ended October 31, 2005, there were $3,833 of distribution expenses incurred by the Fund.

      The Advisor will be entitled to reimbursement of fees waived or reimbursed by the Advisor to the Fund. The total amount of reimbursement recoverable by the Advisor is the sum of all fees waived or reimbursed by the Advisor to the Fund during any of the previous three years, less any reimbursement previously paid by the Fund to the Advisor with respect to any waivers, reductions, and payments made with respect to the Fund. The recoverable amount does not include fees voluntarily waived and expenses reimbursed prior to November 1, 2001. The total amount of recoverable reimbursements as of October 31, 2005 was $247,630.

                     2003                  $ 67,895  Expires 2006
                     2004                    43,313  Expires 2007
                     2005                   136,422  Expires 2008
                                            -------
                                           $247,630
                                           ========

      Certain officers and/or Trustees of the Fund are also employees, officers and/or directors of Satuit Capital Management, LLC.

NOTE 3 - INVESTMENTS

      The cost of purchases and the proceeds from sales of securities other than short-term notes for the year ended October 31, 2005 aggregated $31,771,455 and $31,994,942, respectively.

NOTE 4 - SECURITIES LENDING

      The Fund participates in a securities lending program through its custodian. The Fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 33 1/3% of its total assets. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short-term debt at all times of no less than 102% of the value of the securities on loan, "marked-to-market" daily. The borrower pays to the lender-Fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on the collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the Fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the Fund to exercise voting rights on any matters materially affecting the investment. The Fund may also call such loans in order to sell the securities. At October 31, 2005, securities valued at $341,239 were on loan to brokers. For collateral, the Fund received shares of an overnight repurchase agreement with Bear Sterns, dated October 31, 2005, due November 1, 2005, with an interest rate of 2.0312% and a price of $341,239. On October 31, 2005, the collateral (United States Treasury Bond due 2/15/23) for the repurchase agreement was valued at $352,479. Income from securities lending amounted to $13,893 for the year ended
October 31, 2005. The risks to the Fund of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

NOTE 5 - REDEMPTIONS

      Certain redemptions of Fund shares are subject to a 2% contingent deferred sales charge if shares are redeemed within one year of purchase. Shares redeemed subject to a CDSC will receive a lower redemption value per share.

NOTE 6 - DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONEENTS OF CAPITAL

      Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America.

      The tax character of distributions paid during the year ended October 31, 2005 and the year ended October 31, 2004 was as follows:

                                                Year ended       Year ended
                                             October 31, 2005 October 31, 2004
                      -                      ---------------- ----------------
  Distributions from long-term capital gains     $698,911         $143,132
                                                 ========         ========

      As of October 31, 2005 the components of distributable earnings on a tax basis were as follows:

                 Undistributed net investment income    $  511,422
                 Undistributed long-term capital gains   1,492,711
                 Unrealized appreciation                 3,303,495
                                                        ----------
                                                        $5,307,628
                                                        ==========

      The difference between book basis and tax basis unrealized appreciation (depreciation) is attributable primarily to the tax deferral of losses on wash sales.

      Cost for Federal Income tax purpose is $15,562,757 and net unrealized appreciation consists of:

                    Gross unrealized appreciation  $3,549,950
                    Gross unrealized depreciation    (246,455)
                                                   ----------
                    Net unrealized appreciation    $3,303,495
                                                   ==========

NOTE 7 - CAPITAL STOCK TRANSACTIONS

      Capital stock transactions for each class of shares were:

                                 Class A Shares      Class C Shares
                             ---------------------  ----------------
                                   Year ended          Year ended
                                October 31, 2005    October 31, 2005
                             ---------------------  ----------------
                              Shares      Value     Shares    Value
                             --------  -----------  ------  --------
           Shares sold        275,244  $ 5,985,013  21,386  $458,201
           Shares reinvested   30,510      673,976     288     6,333
           Shares redeemed   (270,123)  (5,626,299) (2,030)  (44,668)
                             --------  -----------  ------  --------
           Net increase        35,631  $ 1,032,690  19,644  $419,866
                             ========  ===========  ======  ========

                                 Class A Shares      Class C Shares
                             ---------------------  ----------------
                                   Year ended          Year ended
                                October 31, 2004    October 31, 2004
                             ---------------------  ----------------
                              Shares      Value     Shares    Value
                             --------  -----------  ------  --------
           Shares sold        426,944  $ 8,474,213   4,525  $ 91,310
           Shares reinvested    7,297      141,122      --        --
           Shares redeemed    (91,671)  (1,811,896)     --        --
                             --------  -----------  ------  --------
           Net increase       342,570  $ 6,803,439   4,525  $ 91,310
                             ========  ===========  ======  ========

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of Directors
Satuit Capital Management Trust
Mt. Pleasant, South Carolina

      We have audited the accompanying statements of assets and liabilities of the Satuit Capital Micro Cap Fund, a series of Satuit Capital Management Trust (the "Trust"), including the schedule of portfolio investments as of October 31, 2005, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly in all material respects, the financial position of the Satuit Capital Micro Cap Fund as of October 31, 2005, the results of its operations for the year then ended, the changes in it net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.

                                    TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
December 2, 2005

                         SATUIT CAPITAL MICRO CAP FUND
                                 (the "Trust")

                     SUPPLEMENTAL INFORMATION (Unaudited)

      Information pertaining to the trustees and officers of the Trust is set forth below. The Statement of Additional Information (the "SAI") includes additional information about the directors and is available without charge upon request by calling (800) 567-4030.

                                            Number                                 Other Directorships by
                         Position(s) Held of Fund in                               Trustees and Number of
                          with Trust and    Trust       Principal Occupation(s)     Funds in the Complex
Name (Age) and Address        Tenure       Overseen     During the Past 5 Years           Overseen
----------------------   ---------------- ----------    -----------------------    ----------------------
Robert J. Sullivan* (43) Chairman of          1      Chairman, President and                None
2807 Gaston Gate         the Board,                  Treasurer of Satuit Capital
Mt. Pleasant, SC         President and               Management Trust, an open-
29466                    Treasurer since             end investment management
                         December,                   company, since December,
                         2000                        2000; Managing Director
                                                     and Investment Officer of
                                                     Satuit Capital Management,
                                                     LLC, a registered investment
                                                     adviser, from June, 2000 to
                                                     Present; Portfolio Manager
                                                     and Senior Equity Analyst at
                                                     Cadence Capital
                                                     Management from 1997 to
                                                     2000, an institutional asset
                                                     management firm.

Anthony J. Hertl (54)    Trustee since        1      Consultant to small and                None
1301 Grassmere Avenue    October, 2002               emerging businesses since
Interlaken, NJ 07712                                 2000. Retired in 2000 as
                                                     Vice President of Finance
                                                     and Administration of
                                                     Marymount College,
                                                     Tarrytown, N.Y. where he
                                                     served in this capacity for
                                                     four years. From 1983 to
                                                     1996, he served in various
                                                     positions at Prudential
                                                     Securities Inc., New York,
                                                     NY, including Chief
                                                     Financial Officer-Direct
                                                     Investment Group, Director
                                                     of Corporate Taxation and
                                                     Controller-Capital Markets.
                                                     Mr. Hertl spent ten (10)
                                                     years at Arthur Andersen &
                                                     Co. and is a Certified Public
                                                     Accountant.

                                          Number                                    Other Directorships by
                       Position(s) Held of Fund in                                  Trustees and Number of
                        with Trust and    Trust        Principal Occupation(s)       Funds in the Complex
Name (Age) and Address      Tenure       Overseen      During the Past 5 Years             Overseen
---------------------- ---------------- ----------     -----------------------      ----------------------
Samuel Boyd, Jr. (65)   Director since      9      Retired. Mr. Boyd was            The World Insurance
10808 Hob Nail Court    May, 1997                  Manager of the Customer          Trust -- 1 Fund;
Potomac, MD 20854                                  Services Operations and          Satuit Capital
                                                   Accounting Division of the       Management Trust --
                                                   Potomac Electric Power           1 Fund; Janus
                                                   Company from August,1978         Advisors Series Trust
                                                   until April, 2005; a Trustee of  -- 2 Funds
                                                   The World Insurance Trust, a     (September 2003 to
                                                   registered investment            May 2005)
                                                   company, since May, 2002; a
                                                   Trustee of Satuit Capital
                                                   Management Trust, a
                                                   registered investment
                                                   company, since October,
                                                   2002; a Trustee of Janus
                                                   Advisors Series Trust, a
                                                   registered investment
                                                   company, from September,
                                                   2003 to May 2005; and
                                                   Director of Vontobel Funds,
                                                   Inc., registered investment
                                                   company, since March, 1997.
                                                   Mr. Boyd is also a certified
                                                   public accountant.

William E. Poist (66)   Director since      9      Mr. Poist is a financial and tax The World Insurance
5272 River Road         May, 1997                  consultant through his firm      Trust -- 1 Fund;
Bethesda, MD 20816                                 Management Funds                 Satuit Capital
                                                   Consulting for Professionals     Management Trust --
                                                   since 1968; a Trustee of Satuit  1 Fund
                                                   Capital Management Trust, a
                                                   registered investment
                                                   company, since November,
                                                   2003; and a Trustee of The
                                                   World Insurance Trust, a
                                                   registered investment
                                                   company, since May, 2002;
                                                   and Director of Vontobel
                                                   Funds, Inc., a registered
                                                   investment company, since
                                                   March, 1997. Mr. Poist is also
                                                   a certified public accountant.

                                          Number                                 Other Directorships by
                       Position(s) Held of Fund in                               Trustees and Number of
                        with Trust and    Trust       Principal Occupation(s)     Funds in the Complex
Name (Age) and Address      Tenure       Overseen     During the Past 5 Years           Overseen
---------------------- ---------------- ----------    -----------------------    ----------------------
Paul M. Dickinson (58)  Director since      9      Mr. Dickinson is President of  The World Insurance
8704 Berwickshire       May, 1997                  Alfred J. Dickinson, Inc.      Trust -- 1 Fund;
Drive                                              Realtors since April, 1971; a  Satuit Capital
Richmond, VA 23229                                 Trustee of Satuit Capital      Management Trust --
                                                   Management Trust, a            1 Fund
                                                   registered investment
                                                   company, since November,
                                                   2003; Trustee of The World
                                                   Insurance Trust, a registered
                                                   investment company, since
                                                   May, 2002; and Director of
                                                   Vontobel Funds, Inc., a
                                                   registered investment
                                                   company, since March, 1997.

* Mr. Sullivan is considered to be an "interested person" of the Trust, as that term is defined in the 1940 Act. Mr. Sullivan is an interested person because: (1) he is an officer of the Trust; and (2) he is the owner of the investment adviser to the Fund.

      Each trustee holds office for an indefinite term and until the earlier of: the Trust's next meeting of shareholders and the election and qualification of his successor; or until the date a trustee dies, resigns or is removed in accordance with the Trust's Declaration of Trust and By-laws. Each officer holds office at the pleasure of the Board of Trustees and serves for a period of one year, or until his successor is duly elected and qualified.

                         SATUIT CAPITAL MICRO CAP FUND
                SUPPLEMENTAL INFORMATION CONTINUED (Unaudited)

LONG TERM CAPITAL GAIN DIVIDENDS

      The Fund has designated $689,911 as a Long Term Capital Gain dividend pursuant to Section 852(b)(3) of the Internal Revenue Code for the fiscal year ending October 31, 2005.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

      A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the twelve months ended June 30, 2005 is available on or through the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

      The Fund files with the SEC a complete schedule of its portfolio holdings as of the close of the first and third quarters of its fiscal year, on "Form N-Q". These filings are available without charge and upon request, by calling 1-800-567-4030 or on the SEC's website at www.sec.gov.

Investment Adviser:

   Satuit Capital Management, LLC.
     2807 Gaston Gate
     Mt. Pleasant, SC 29466

Distributor:

   First Dominion Capital Corp.
     8730 Stony Point Parkway, Suite 205
     Richmond, Virginia 23235

Independent Registered Public Accounting Firm:

   Tait, Weller & Baker LLP
     1818 Market Street, Suite 2400
     Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to Satuit Capital Micro
 Cap Fund's Transfer Agent:

   Fund Services, Inc.
     Post Office Box 26305
     Richmond, Virginia 23260
     (800) 628-4077 Toll Free

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                         Annual Report to Shareholders

                         SATUIT CAPITAL MICRO CAP FUND

                                  A series of
                        Satuit Capital Management Trust

                              For the Year Ended
                               October 31, 2005

ITEM 2.  CODE OF ETHICS.

     (a) The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

     (b) There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.

     (c) The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.


ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

     As of the end of the period covered by the report, the Registrant's Board of Directors has determined that the Registrant has at least one audit committee financial expert serving on its audit committee and those persons (Samuel Boyd, William E. Poist and Paul M. Dickinson) are "independent," as defined by this
Item 3.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

     (a) The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $10,000 for 2004 and $9,500 for 2005.

     (b) The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are $0 for 2004 and $0 for 2005.

     (c) The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $2,500 for 2004 and $2,500 for 2005.

     (d) The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are and $0 for 2004 and $0 for 2005.

     (e)(1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

     Pursuant to its charter, the registrant's Audit Committee must pre-approve all audit and non-audit services to be provided to the registrant. The Audit Committee also pre-approves any non-audit services provided by the registrant's principal accountant to the Satuit Capital Micro Cap Fund.

     (e)(2) The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

     (b) NA

     (c)100%

     (d) NA

     (f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was zero percent (0%).

     (g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2004 and $0 for 2005.

     (h) Not applicable. The Audit Committee pre-approved all non-audit services rendered to the registrant's investment adviser and any control affiliates that provide ongoing services to the registrant.


ITEM 5.       AUDIT COMMITTEE OF LISTED REGISTRANTS.

     Not applicable.


ITEM 6.       [RESERVED]



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

     Not applicable.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

     Not applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

     Not applicable.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a- 15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

     (a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

     (a)(3) Not applicable.

     (b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   Satuit Capital Management Trust

By (Signature and Title)*:      /s/Robert J. Sullivan
                                --------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)
Date:         January 9, 2006



     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan
                                Chief Executive Officer
                                (principal executive officer)

Date:         January 9, 2006


By (Signature and Title)*:      /s/Robert J. Sullivan
                                -------------------
                                Robert J. Sullivan, Chief Financial Officer
                                (principal financial officer)

Date:         January 9, 2006


* Print the name and title of each signing officer under his or her signature.